RELATED PARTY TRANSACTIONS (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) agreement	Dec. 31, 2015 USD ($)
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 0.5	$ 0.3	$ 1.2	$ 4.1
Purchases from related party vendors	$ 1.2	1.0	$ 4.3	$ 8.6
Minimum
RELATED PARTY TRANSACTIONS
Beneficial ownership (as a percent)	5.00%		5.00%	5.00%
Legacy Owner Holdco and Crestview GP
RELATED PARTY TRANSACTIONS
Percentage of net tax savings for payment to TRA Holders			85.00%
Contributing Legacy Owners
RELATED PARTY TRANSACTIONS
Percentage of net tax savings for payment to TRA Holders			85.00%
Tax Receivable Agreement
RELATED PARTY TRANSACTIONS
Number of tax receivable agreements | agreement			2
Property and equipment
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	$ 0.2	0.1	$ 1.0	$ 4.0
Inventory and consumables
RELATED PARTY TRANSACTIONS
Purchases from related party vendors			0.2	0.9
Rent of certain equipment or other services
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	0.4	0.3	1.1	1.0
Management, consulting and other services
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	$ 0.5	$ 0.6	$ 2.0	$ 2.7